Other intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other intangible assets
20. Other intangible assets

	Computer software £m	Licences, patents, amortised brands etc. £m	Indefinite life brands £m	Total £m
Cost at 1 January 2018	2,174	15,764	8,993	26,931
Exchange adjustments	32	264	63	359
Capitalised development costs	—	203	—	203
Capitalised borrowing costs	1	—	—	1
Other additions	173	154	—	327
Disposals and asset write-offs	(80)	(129)	—	(209)
Transfer to assets held for sale	(2)	(90)	—	(92)
Reclassifications	67	—	—	67

Cost at 31 December 2018	2,365	16,166	9,056	27,587
Exchange adjustments	(37)	(418)	(1,037)	(1,492)
Capitalised development costs	—	239	—	239
Capitalised borrowing costs	1	—	—	1
Additions through business combinations	31	3,091	12,357	15,479
Other additions	197	465	—	662
Disposals and asset write-offs	(235)	(7)	—	(242)
Transfer to assets held for sale	(7)	(62)	(227)	(296)
Reclassifications	82	242	(255)	69

Cost at 31 December 2019	2,397	19,716	19,894	42,007

Amortisation at 1 January 2018	(1,111)	(5,787)	—	(6,898)
Exchange adjustments	(24)	(107)	—	(131)
Charge for the year	(240)	(662)	—	(902)
Disposals and asset write-offs	67	124	—	191
Transfer to assets held for sale	1	19	—	20

Amortisation at 31 December 2018	(1,307)	(6,413)	—	(7,720)
Exchange adjustments	19	123	—	142
Charge for the year	(233)	(870)	—	(1,103)
Disposals and asset write-offs	215	4	—	219
Transfer to assets held for sale	4	42	—	46

Amortisation at 31 December 2019	(1,302)	(7,114)	—	(8,416)

Impairment at 1 January 2018	(9)	(2,207)	(255)	(2,471)
Exchange adjustments	—	(89)	—	(89)
Impairment losses	(17)	(51)	(69)	(137)
Reversal of impairments	—	3	—	3
Disposals and asset write-offs	14	4	—	18
Transfer to assets held for sale	—	11	—	11

Impairment at 31 December 2018	(12)	(2,329)	(324)	(2,665)
Exchange adjustments	2	70	—	72
Impairment losses	(48)	(84)	(3)	(135)
Reversal of impairments	—	10	—	10
Disposals and asset write-offs	19	3	—	22
Transfer to assets held for sale	2	5	53	60

Impairment at 31 December 2019	(37)	(2,325)	(274)	(2,636)

Total amortisation and impairment at 31 December 2018	(1,319)	(8,742)	(324)	(10,385)
Total amortisation and impairment at 31 December 2019	(1,339)	(9,439)	(274)	(11,052)

Net book value at 1 January 2018	1,054	7,770	8,738	17,562

Net book value at 31 December 2018	1,046	7,424	8,732	17,202

Net book value at 31 December 2019	1,058	10,277	19,620	30,955

The weighted average interest rate for capitalised borrowing costs in the year was 3% (2018 –

3%).
The net book value of computer software included £560 million (2018 –

£578 million) of internally generated costs.
The carrying value at 31 December 2019 of intangible assets, for which impairments have been charged or reversed in the year, following those impairments or reversals, was £175 million (2018 –

£73 million).
The patent expiry dates of the Group’s most significant assets, where relevant, are set out on pages

272

a
nd
273
.
Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

	Amortisation		Net impairment losses
	2019 £m	2018 £m	2019 £m	2018 £m
Cost of sales	781	593	34	69
Selling, general and administration	163	178	43	19
Research and development	159	131	49	46

	1,103	902	126	134

Licences, patents, amortised brands etc. includes a large number of acquired licences, patents, know-how
agreements and marketing rights, which are either marketed or in use, or still in development. Note
40
, ‘Acquisitions and disposals’ gives details of additions through business combinations in the year. The book values of the largest individual items are as follows:

	2019 £m	2018 £m
Zejula	2,878	—
Meningitis portfolio	2,139	2,363
Dolutegravir	1,280	1,319
Benlysta	834	905
BMS	286	277
Merck Assets	264	—
Fluarix/FluLaval	237	274
Stiefel trade name	204	—
Others	2,115	2,286

	10,277	7,424

The Meningitis portfolio includes
Menveo
,
Bexsero
, Men ABCWY and
Menjugate
. The Stiefel trade name has been moved into licences, patents, amortised brands etc. following the decision to start amortisation during 2019.
Indefinite life brands comprise a portfolio of Consumer Healthcare products primarily acquired with the acquisitions of Sterling Winthrop, Inc. in 1994, Block Drug Company, Inc. in 2001, CNS, Inc. in 2006
,
the Novartis
c
onsumer
h
ealthcare business in 2015
and the Pfizer consumer healthcare business in
2019. The book values of the major brands are as follows:

	2019 £m	2018 £m
Advil	3,408	—
Voltaren	2,725	2,735
Centrum	1,808	—
Caltrate	1,648	—
Otrivin	1,385	1,385
Preparation H	1,171	—
Robitussin	1,138	—
Nexium	682	—
Fenistil	598	651
Chapstick	523	—
Emergen-C	447	—
Theraflu	438	449
Panadol	397	388
Lamisil	291	293
Sensodyne	270	265
Breathe Right	251	262
Stiefel trade name	—	236
Others	2,440	2,068

	19,620	8,732

Each of these brands is considered to have an indefinite life, given the strength and durability of the brand and the level of marketing support. The brands are in relatively similar stable and profitable market sectors, with similar risk profiles, and their size, diversification and market shares mean that the risk of market-related factors causing a reduction in the lives of the brands is considered to be relatively low. The Group is not aware of any material legal, regulatory, contractual, competitive, economic or other factors which could limit their useful lives. Accordingly, they are not amortised
.
Each brand is tested annually for impairment and other amortised intangible assets are tested when indicators of impairment arise. This testing applies a fair value less costs of disposal methodology, generally using post-tax
cash flow forecasts with a terminal value calculation and a discount rate equal to the Group post-tax
WACC of 7%, adjusted where appropriate for specific segment, country and currency risks. This valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. The main assumptions include future sales price and volume growth, product contribution, the future expenditure required to maintain the product’s marketability and registration in the relevant jurisdictions and exchange rates. These assumptions are based on past experience and are reviewed as part of management’s budgeting and strategic planning cycle for changes in market conditions and sales erosion through competition. The terminal growth rates applied of between -2% and 3% are management’s estimates of future long-term average growth rates of the relevant markets. In each case the valuations indicate sufficient headroom such that a reasonably possible change to key assumptions is unlikely to result in an impairment of these intangible assets.